EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 36,792	$ 29,406
Additions	2,988	8,362
Recoveries from 100% Impala funded implementation budget	(1,285)
Foreign exchange movement	(3,556)	(976)
Exploration and evaluation assets, end of period	$ 34,939	$ 36,792